Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	Mercer Funds
Central Index Key	0001320615
Amendment Flag	false
Document Creation Date	Jun. 24, 2016
Document Effective Date	Jun. 27, 2016
Prospectus Date	Jun. 27, 2016